Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 11,557,506	$ 13,190,838	$ 16,439,948
Post-employment benefits	1,490,716	1,506,108	1,895,828
Share-based payments	15,821,972	13,356,657	13,747,355
Total	$ 28,870,194	$ 28,053,603	$ 32,083,131